PAPP AMERICA-ABROAD FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)


                                                                                  Number            Market
                           Common Stocks                                        of Shares            Value
-------------------------------------------------------------------------     -------------       ------------
COMPUTER EQUIPMENT (20.0%)
   EMC Corp. *
      (Manufacturer of enterprise computer storage systems)                      58,000            $4,143,375
   Hewlett-Packard Company
      (Manufacturer of printers, computers, and medical electronic equipment)   108,000             9,936,000
   Intel Corporation
      (Manufacturer of microprocessors, microcontrollers, and memory chips)     394,000            29,279,125
   International Business Machines Corporation
      (Global provider of information technology, hardware, software,
      and services)                                                              58,000             7,039,750
                                                                                                  ------------
                                                                                                   50,398,250
                                                                                                  ------------
FINANCIAL SERVICES (15.9%)
   American International Group
      (Major international insurance holding company)                            86,250             7,498,359
   General Electric Co.
      (Diversified financial and industrial company)                            122,000            14,464,625
   State Street Corporation
      (Provider of U.S. and global securities custodial services)               280,000            18,095,000
                                                                                                  ------------
                                                                                                   40,057,984
ELECTRICAL EQUIPMENT (13.6%)
   American Power Conversion *
      (Leading producer of uninterruptible power supply products)             1,235,800            23,480,200
   Molex, Inc.
      (Supplier of interconnection products)                                    330,000            10,683,750
                                                                                                  ------------
                                                                                                   34,163,950
                                                                                                  ------------
INDUSTRIAL SERVICES (12.5%)
   Air Express International
      (Air freight forwarding)                                                   36,600               830,363
   Interpublic Group of Companies, Inc.
      (Worldwide advertising agencies)                                          620,000            25,497,500
   Omnicom Group, Inc.
      (Worldwide advertising agencies)                                           65,000             5,147,187
                                                                                                  ------------
                                                                                                   31,475,050
                                                                                                  ------------
SOFTWARE (8.2%)
  BMC Software, Inc. *
      (Develops data and application management software)                        68,000             4,866,250
   Microsoft Corporation*
      (Personal computer software)                                              175,000            15,848,438
                                                                                                  ------------
                                                                                                   20,714,688
                                                                                                  ------------
PHARMACEUTICAL (7.4%)
   Eli Lilly & Co.
      (Prescription pharmaceuticals)                                             30,000             1,920,000
   Merck & Company
      (Prescription pharmaceuticals)                                            252,000            16,332,750
   Pfizer, Inc.
      (Prescription pharmaceuticals)                                              8,000               287,500
                                                                                                  ------------
                                                                                                   18,540,250
                                                                                                  ------------


*Non-income producing security.

                         PAPP AMERICA-ABROAD FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)



                                                                                  Number             Market
                           Common Stocks (continued)                            of Shares            Value
-------------------------------------------------------------------------     -------------       ------------
RESTAURANTS (5.8%)
   McDonald's Corporation
      (Fast food restaurants and franchising)                                   340,000           $14,620,000
                                                                                                  ------------

MEDICAL PRODUCTS (5.6%)
   Johnson & Johnson
      (Healthcare products)                                                     150,000            13,781,250
   Medtronic, Inc.
      (Manufacturer of implantable biomedical devices)                           10,000               355,000
                                                                                                  ------------
                                                                                                   14,136,250
                                                                                                  ------------
SPECIALTY RETAILING (5.0%)
   Office Depot *
      (Leading retailer and direct marketer of office supplies)               1,222,500            12,454,219

CONSUMER SERVICES (4.0%)
   Service Corporation International
      (Funeral service, cemetery owner/operator)                                 75,000               792,187
   Steiner Leisure Ltd. *
      (Provider of spa services, beauty salons,
         and health clubs on cruise ships)                                      375,000             9,375,000
                                                                                                  ------------
                                                                                                   10,167,187
                                                                                                  ------------
TELECOMMUNICATIONS (0.8%)
   Cisco Systems, Inc. *
      (Leading supplier of computer internetworking systems)                     24,000             1,645,500
   L.M. Ericsson Telephone AB
      (Manufacturer of telecom systems and cellular handsets)                    15,000               468,750
                                                                                                  ------------
                                                                                                    2,114,250
                                                                                                  ------------
CONSUMER PRODUCTS (0.3%)
   Gillette Company
      (Personal care products and batteries)                                     22,000               746,625
                                                                                                  ------------


TOTAL COMMON STOCKS - 99.1%                                                                       249,588,703
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.9%                                                      2,130,017
                                                                                                  ------------

NET ASSETS - 100%                                                                                $251,718,720
                                                                                                 ============

NET ASSET VALUE PER SHARE
(Based on 8,151,329 shares outstanding at September 30, 1999)                                    $      30.88
                                                                                                 ============


*Non-income producing security.